Deposits - Summary of Deposit Liabilities (Parenthetical) (Detail) - CAD ($) $ in Millions	Apr. 30, 2026	Oct. 31, 2025
Disclosure of deposits [line items]
Total deposits	$ 1,581,546	$ 1,515,616
U.S. dollars [member]
Disclosure of deposits [line items]
Total deposits	590,000	570,000
British pounds [member]
Disclosure of deposits [line items]
Total deposits	57,000	42,000
Euro [member]
Disclosure of deposits [line items]
Total deposits	89,000	76,000
Other currencies [member]
Disclosure of deposits [line items]
Total deposits	$ 43,000	$ 36,000